Investment in Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,804,833	¥ 1,803,396
Accumulated depreciation	(449,435)	(431,329)
Net	1,355,398	1,372,067
Accrued rental receivables	20,288	23,466
Investment in Operating Leases	1,375,686	1,395,533
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	845,820	752,020
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	228,386	216,026
Real Estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	712,828	817,330
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 17,799	¥ 18,020